Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Inventories	$ 0.0	$ 23.8
Intangibles, net	13.8	0.0
Accrued liabilities	16.7	14.8
Other	2.7	15.3
Deferred tax assets, gross	33.2	53.9
Valuation allowance	(0.8)	(4.3)
Total deferred assets	32.4	49.6
Deferred tax liabilities
Inventories	17.4	0.0
Property, plant and equipment, net	27.5	45.8
Intangibles, net	0.0	47.2
Other	1.2	0.1
Total deferred tax liabilities	46.1	93.1
Net deferred tax liabilities	$ 13.7	$ 43.5